Note 14 - US Warrants (Details Textual) $ / shares in Units, $ in Thousands				10 Months Ended	12 Months Ended
	Dec. 31, 2025	Apr. 14, 2025 $ / shares	Apr. 03, 2025 $ / shares	Oct. 22, 2025 $ / shares	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk					$ 74,410	$ 7	$ 1,243
The 2026 warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		3,125,000			3,125,000
Expected volatility, other equity instruments granted		85.00%
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares					$ 1.11
Risk free interest rate, other equity instruments granted	2.55%
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk					$ 8,112
The 2026 warrants [member] | Bottom of range [member]
Statement Line Items [Line Items]
Expected volatility, other equity instruments granted		125.00%	61.79%
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares		$ 1.37	$ 1.38
Risk free interest rate, other equity instruments granted		2.38%	2.40%
The 2026 warrants [member] | Top of range [member]
Statement Line Items [Line Items]
Expected volatility, other equity instruments granted		127.60%	121.59%
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares		$ 6.55	$ 1.5
Risk free interest rate, other equity instruments granted		2.48%	2.58%
Pre-funded warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement					31,735,657
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk					$ (36,698)
New equity offering warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement					46,000,000
Expected volatility, other equity instruments granted				87.00%	90.00%
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares				$ 2.31	$ 1.11
Risk free interest rate, other equity instruments granted				2.39%	2.81%
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk					$ (46,006)
The 2028 warrants [member]
Statement Line Items [Line Items]
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk					$ 182